Subsequent Events (Details) - USD ($)	May 13, 2022	Mar. 31, 2022	Mar. 16, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Cash		$ 1,926,714		$ 3,291,646
Common stock shares (in Shares)				2,998,122	1,114,861
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Cash	$ 325,000
Common stock shares (in Shares)	792,394
Assumption of liabilities	$ 75,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Principal and interest payment			$ 450,000